Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity File Number	001-14124
Entity Registrant Name	MILLER INDUSTRIES INC /TN/
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	62-1566286
Entity Address, Address Line One	8503 Hilltop Drive
Entity Address, City or Town	Ooltewah
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37363
City Area Code	423
Local Phone Number	238-4171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MLR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000924822
Amendment Flag	false